Stockholders' Equity (Tables)	12 Months Ended
Sep. 27, 2013
Equity [Abstract]
Summary of Activity of Warrant Liability

The following is a summary of the activity of the warrant liability (in thousands):

Balance—September 30, 2011	$10,736
Change in estimated fair value	(3,175)

Balance—September 28, 2012	7,561
Change in estimated fair value	4,312

Balance—September 27, 2013	$11,873